Debt and Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of June 30, 2020 and December 31, 2019:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	June 30, 2020		December 31, 2019
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,253,383	1.68%	$1,280,037	3.29%	September 2023
TL 2019 Term Loan	153,289	3.50%	158,371	3.50%	December 2026
TMCL II Secured Debt Facility (1)	653,325	1.93%	689,658	3.49%	July 2026
TMCL V 2017-1 Bonds	298,479	3.91%	316,395	3.91%	May 2042
TMCL V 2017-2 Bonds	375,188	3.73%	395,836	3.73%	June 2042
TMCL VI Term Loan	238,769	4.30%	249,421	4.30%	February 2038
TMCL VII 2018-1 Bonds	218,002	4.13%	227,624	4.14%	July 2043
TMCL VII 2019-1 Bonds	313,940	4.02%	327,563	4.02%	April 2044
TAP Funding Revolving Credit Facility	143,618	2.13%	152,824	3.69%	December 2021
Total debt obligations	$3,647,993		$3,797,729
Amount due within one year	$241,519		$242,433
Amounts due beyond one year	$3,406,474		$3,555,296

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of June 30, 2020:

	Twelve months ending June 30,						Available Borrowing,	Current and Available Borrowing,
	2021	2022	2023	2024	2025 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$—	$—	$—	$1,258,800	$—	$1,258,800	$151,727	$1,410,527	$1,500,000
TL 2019 Term Loan	10,709	11,090	11,484	11,892	109,610	154,785	—	154,785	154,785
TMCL II Secured Debt Facility	58,801	60,148	53,915	53,328	431,054	657,246	—	657,246	1,200,000
TMCL V 2017-1 Bonds (1)	45,408	58,522	64,545	59,705	72,397	300,577	—	300,577	300,577
TMCL V 2017-2 Bonds (2)	48,667	61,700	74,474	79,210	113,801	377,852	—	377,852	377,852
TMCL VI Term Loan	25,500	25,500	25,500	25,500	138,500	240,500	—	240,500	240,500
TMCL VII 2018-1 Bonds (2)	18,656	18,655	18,655	18,655	147,635	222,256	—	222,256	222,256
TMCL VII 2019-1 Bonds (2)	28,000	28,000	28,000	28,000	205,333	317,333	—	317,333	317,333
TAP Funding Revolving Credit Facility	11,964	132,106	—	—	—	144,070	219	144,289	155,000
Total (3)	$247,705	$395,721	$276,573	$1,535,090	$1,218,330	$3,673,419	$151,946	$3,825,365	$4,468,303

(1)	TMCL V 2017-1 Bonds was fully repaid by proceeds from the TMCL VII 2020-1 Bonds on August 20, 2020, see Note 13 "Subsequent Events" for further information.
(2)	Future scheduled payments for TMCL V 2017-2 Bonds, TMCL VII 2018-1 and TMCL VII 2019-1 Bonds exclude an unamortized discount of $39, $2,071 and $91, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $23,225.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of June 30, 2020:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.73% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$616,000
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through April 30, 2027, designated	775,000
Total notional amount as of June 30, 2020	$1,391,000

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Comprehensive (Loss) Income	The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of comprehensive income during the three and six months ended June 30, 2020 and 2019:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivative instruments	Financial Statement Caption	2020	2019	2020	2019
Non-designated	Realized (loss) gain on derivative instruments, net	$(3,267)	$1,095	$(4,793)	$2,539
Non-designated	Unrealized gain (loss) on derivative instruments, net	$1,342	$(10,099)	$(13,595)	$(15,837)
Designated	Other comprehensive loss	$4,393	$—	$13,251	$—
Designated	Interest and debt expense, net	$590	$—	$528	$—